Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,143,000
Previously Paid Amount	0.00
Total Fee Amount	295.95
Total Offset Amount	0.00
Net Fee	295.95
Narrative - Max Aggregate Offering Price	$ 2,143,000
Final Prospectus	true